Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS Core Equity Fund

	Shares	Value ($)
Common Stocks 99.5%
Communication Services 9.9%
Entertainment 1.8%
Live Nation Entertainment, Inc.*	1,028,167	73,483,096
Interactive Media & Services 3.9%
Alphabet, Inc. "A"*	45,434	60,853,845
Alphabet, Inc. "C"*	53,336	71,311,299
TripAdvisor, Inc.	729,936	22,175,456
		154,340,600
Media 2.3%
Interpublic Group of Companies, Inc.	909,631	21,012,476
Omnicom Group, Inc.	901,004	72,999,344
		94,011,820
Wireless Telecommunication Services 1.9%
T-Mobile U.S., Inc.*	945,289	74,129,563
Consumer Discretionary 11.6%
Auto Components 1.0%
Gentex Corp.	1,363,214	39,505,942
Hotels, Restaurants & Leisure 2.2%
Marriott International, Inc. "A"	140,191	21,229,123
MGM Resorts International	1,417,921	47,174,232
Wyndham Hotels & Resorts, Inc.	325,452	20,441,640
		88,844,995
Household Durables 1.0%
D.R. Horton, Inc.	375,724	19,819,441
PulteGroup, Inc.	506,116	19,637,301
		39,456,742
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	96,548	178,405,256
Specialty Retail 1.6%
Best Buy Co., Inc.	445,612	39,124,734
Home Depot, Inc.	108,998	23,802,983
		62,927,717
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. "B"	548,210	55,539,155
Consumer Staples 7.1%
Beverages 3.9%
Keurig Dr Pepper, Inc. (a)	1,309,801	37,918,739
Molson Coors Brewing Co. "B"	845,630	45,579,457
PepsiCo, Inc.	550,672	75,260,342
		158,758,538
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	51,178	15,042,238
U.S. Foods Holding Corp.*	734,837	30,782,322
Walmart, Inc.	80,225	9,533,939
		55,358,499
Household Products 1.0%
Energizer Holdings, Inc. (a)	772,553	38,797,612
Personal Products 0.8%
Herbalife Nutrition Ltd.*	684,497	32,629,972
Energy 3.8%
Energy Equipment & Services 0.9%
National Oilwell Varco, Inc.	847,611	21,232,656
Schlumberger Ltd.	377,806	15,187,801
		36,420,457
Oil, Gas & Consumable Fuels 2.9%
Cheniere Energy, Inc.*	321,988	19,663,807
Exxon Mobil Corp.	373,466	26,060,457
Kinder Morgan, Inc.	1,712,380	36,251,085
Targa Resources Corp.	860,253	35,124,130
		117,099,479
Financials 11.5%
Banks 5.8%
Bank of America Corp.	655,776	23,096,431
Citigroup, Inc.	961,366	76,803,530
JPMorgan Chase & Co.	487,286	67,927,668
Popular, Inc.	774,209	45,484,779
Wells Fargo & Co.	389,787	20,970,540
		234,282,948
Capital Markets 3.6%
Ameriprise Financial, Inc.	59,045	9,835,716
Ares Capital Corp.	1,063,600	19,836,140
CME Group, Inc.	154,953	31,102,166
Intercontinental Exchange, Inc.	243,218	22,509,826
LPL Financial Holdings, Inc.	560,371	51,694,225
The Goldman Sachs Group, Inc.	44,670	10,270,973
		145,249,046
Insurance 2.1%
Chubb Ltd.	237,987	37,045,056
MetLife, Inc.	906,251	46,191,614
		83,236,670
Health Care 16.5%
Biotechnology 5.4%
Alexion Pharmaceuticals, Inc.*	183,767	19,874,401
Amgen, Inc.	435,193	104,911,976
Biogen., Inc.*	199,690	59,254,014
Gilead Sciences, Inc.	486,908	31,639,282
		215,679,673
Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	237,416	19,852,726
Boston Scientific Corp.*	319,466	14,446,252
Danaher Corp.	228,297	35,039,024
Hill-Rom Holdings, Inc.	505,690	57,410,986
Medtronic PLC	442,710	50,225,449
		176,974,437
Health Care Providers & Services 3.4%
Cigna Corp. *	196,652	40,213,367
DaVita, Inc.*	228,223	17,123,572
Guardant Health, Inc.*	245,442	19,178,838
HCA Healthcare, Inc.	264,214	39,053,471
McKesson Corp.	140,184	19,390,251
		134,959,499
Pharmaceuticals 3.3%
Eli Lilly & Co.	201,949	26,542,157
Merck & Co., Inc.	643,838	58,557,066
Pfizer, Inc.	1,214,841	47,597,471
		132,696,694
Industrials 8.8%
Aerospace & Defense 3.7%
Arconic, Inc.	743,499	22,877,464
Boeing Co.	70,706	23,033,187
L3Harris Technologies, Inc.	299,194	59,201,517
Teledyne Technologies, Inc.*	117,613	40,757,609
		145,869,777
Building Products 0.3%
Owens Corning	152,423	9,925,786
Commercial Services & Supplies 1.5%
Waste Management, Inc.	535,356	61,009,170
Industrial Conglomerates 0.7%
Honeywell International, Inc.	162,333	28,732,941
Machinery 1.2%
Ingersoll-Rand PLC	74,599	9,915,699
Parker-Hannifin Corp.	185,677	38,216,040
		48,131,739
Professional Services 0.8%
Equifax, Inc.	228,471	32,013,356
Road & Rail 0.6%
Norfolk Southern Corp.	130,335	25,301,933
Information Technology 21.9%
IT Services 3.8%
Gartner, Inc.*	285,801	44,041,934
Visa, Inc. "A"	563,520	105,885,408
		149,927,342
Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	137,430	8,388,727
Intel Corp.	684,835	40,987,375
QUALCOMM., Inc.	545,991	48,172,786
Teradyne, Inc.	642,173	43,789,777
		141,338,665
Software 7.6%
Microsoft Corp.	1,491,481	235,206,553
Oracle Corp.	1,094,056	57,963,087
Splunk, Inc.*	84,887	12,713,526
		305,883,166
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	843,157	247,593,053
Hewlett Packard Enterprise Co.	1,928,621	30,587,929
		278,180,982
Materials 2.3%
Chemicals 0.7%
PPG Industries, Inc.	75,190	10,037,113
Westlake Chemical Corp.	257,379	18,055,137
		28,092,250
Containers & Packaging 0.3%
International Paper Co.	229,237	10,556,364
Metals & Mining 1.3%
Steel Dynamics, Inc.	1,529,023	52,047,943
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	201,388	42,231,064
Digital Realty Trust, Inc.	275,034	32,932,571
Iron Mountain, Inc. (a)	603,887	19,245,879
Prologis, Inc.	410,610	36,601,775
Public Storage	41,693	8,878,941
		139,890,230
Utilities 2.6%
Electric Utilities 0.9%
Evergy, Inc.	293,958	19,133,726
Pinnacle West Capital Corp.	195,112	17,546,422
		36,680,148
Gas Utilities 0.5%
UGI Corp.	382,410	17,269,636
Multi-Utilities 0.2%
WEC Energy Group, Inc.	97,784	9,018,618
Water Utilities 1.0%
American Water Works Co., Inc.	331,694	40,748,608
Total Common Stocks (Cost $2,792,816,948)		3,983,407,064
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (b) (c) (Cost $5,893,670)	5,893,670	5,893,670
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.62% (b) (Cost $21,794,556)	21,794,556	21,794,556
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,820,505,174)	100.1	4,011,095,290
Other Assets and Liabilities, Net	(0.1)	(5,878,245)
Net Assets	100.0	4,005,217,045

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (b) (c)
20,619,600	—	14,725,930 (d)	—	—	3,168	—	5,893,670	5,893,670
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.62% (b)
27,793,487	77,060,603	83,059,534	—	—	81,730	—	21,794,556	21,794,556
48,413,087	77,060,603	97,785,464	—	—	84,898	—	27,688,226	27,688,226

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $5,763,104, which is 0.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,983,407,064	$—	$—	$3,983,407,064
Short-Term Investments (e)	27,688,226	—	—	27,688,226
Total	$4,011,095,290	$—	$—	$4,011,095,290

(e)	See Investment Portfolio for additional detailed categorizations.